S-K 1602(a)(4) Forepart, Adjusted NTBV	Jun. 30, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.68
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.86
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.76
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.47
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.53
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.69)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.69
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.69
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.85
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.26
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.74
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.5
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.5
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.61)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 10.61